Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Beginning Balance		$ 96.7	$ 73.7	$ 96.9
Acquisitions and adjustments to purchase price		0.2	24.7
Impairment charge	(1.5)		(1.5)
Changes due to foreign currency translation		0.1	(0.2)
Ending Balance	$ 96.7	$ 97.0	$ 96.7	$ 96.9